SCOPE OF CONSOLIDATION - Joint Ventures (Details) t in Millions, $ in Millions		12 Months Ended
	May 28, 2018 USD ($)	Dec. 31, 2018 USD ($) t	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of joint ventures [line items]
Current assets		$ 32,475	$ 26,745
Cash and cash equivalents		2,172	2,574	$ 2,501	$ 4,002
Non-current assets		58,774	58,552
Current liabilities		23,455	21,410
Non-current liabilities		23,686	23,032
Carrying amount in the statements of financial position		1,011	1,249
Revenue		76,033	68,679	56,791
Depreciation and amortization		(2,799)	(2,768)	(2,721)
Interest income		72	56	58
Interest expense		(687)	(879)	(1,172)
Income tax benefit (expense)		349	(432)	(986)
Profit or loss from continuing operations		5,330	4,575	1,734
Other comprehensive income (loss)		(1,575)	4,083	(159)
Total comprehensive income		3,755	8,658	1,575
Deferred tax liabilities		2,374	2,684
Impairment charges		132	26	28
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment		15	21	13
Joint ventures
Disclosure of joint ventures [line items]
Current assets		2,543	2,834
Cash and cash equivalents		318	243
Non-current assets		2,792	3,218
Current liabilities		1,921	1,954
Trade and other payables and provisions, current		792	905
Non-current liabilities		1,345	1,502
Trade and other payables and provisions, non-current		22	23
Total net assets/(liabilities)		2,069	2,596
Company's share of net assets		1,037	1,276
Adjustments for differences in accounting policies and other		(26)	(27)
Carrying amount in the statements of financial position		1,011	1,249
Revenue		5,715	7,698	6,261
Depreciation and amortization		(147)	(142)	(133)
Interest income		4	16	14
Interest expense		(90)	(81)	(96)
Income tax benefit (expense)		(27)	(32)	(50)
Profit or loss from continuing operations		353	413	166
Other comprehensive income (loss)		4	0	13
Total comprehensive income		357	413	179
Cash dividends received by the Company		$ 86	$ 54	$ 41
Calvert
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Proportion of voting rights held in joint venture		50.00%	50.00%	50.00%
Current assets		$ 1,490	$ 1,135
Cash and cash equivalents		76	13
Non-current assets		1,282	1,303
Current liabilities		824	612
Trade and other payables and provisions, current		173	118
Non-current liabilities		853	947
Trade and other payables and provisions, non-current		0	0
Total net assets/(liabilities)		1,095	879
Company's share of net assets		548	440
Adjustments for differences in accounting policies and other		6	6
Carrying amount in the statements of financial position		554	446
Revenue		3,295	2,870	$ 2,358
Depreciation and amortization		(62)	(62)	(59)
Interest income		1	0	0
Interest expense		(40)	(35)	(31)
Income tax benefit (expense)		0	0	0
Profit or loss from continuing operations		312	270	148
Other comprehensive income (loss)		0	0	0
Total comprehensive income		312	270	148
Cash dividends received by the Company		$ 48	$ 20	$ 19
Purchase agreement amount of tonnes | t		2
Purchase agreement, option to extend term		3 years
Purchase agreement term		6 years
VAMA
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	49.00%	49.00%
Proportion of voting rights held in joint venture		50.00%	49.00%	49.00%
Current assets		$ 329	$ 283
Cash and cash equivalents		85	71
Non-current assets		688	754
Current liabilities		491	449
Trade and other payables and provisions, current		180	190
Non-current liabilities		217	277
Trade and other payables and provisions, non-current		0	0
Total net assets/(liabilities)		309	311
Company's share of net assets		156	152
Adjustments for differences in accounting policies and other		0	0
Carrying amount in the statements of financial position		156	152
Revenue		625	489	$ 335
Depreciation and amortization		(32)	(30)	(30)
Interest income		1	1	1
Interest expense		(26)	(28)	(28)
Income tax benefit (expense)		(1)	0	18
Profit or loss from continuing operations		5	5	(58)
Other comprehensive income (loss)		0	0	0
Total comprehensive income		5	5	(58)
Cash dividends received by the Company		$ 0	$ 0	$ 0
Tameh
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Proportion of voting rights held in joint venture		50.00%	50.00%	50.00%
Current assets		$ 205	$ 158
Cash and cash equivalents		90	57
Non-current assets		540	476
Current liabilities		208	132
Trade and other payables and provisions, current		176	118
Non-current liabilities		226	189
Trade and other payables and provisions, non-current		22	20
Total net assets/(liabilities)		311	313
Company's share of net assets		156	156
Adjustments for differences in accounting policies and other		0	0
Carrying amount in the statements of financial position		156	156
Revenue		467	330	$ 254
Depreciation and amortization		(31)	(27)	(20)
Interest income		0	0	0
Interest expense		(4)	4	(1)
Income tax benefit (expense)		(8)	(7)	(10)
Profit or loss from continuing operations		30	42	29
Other comprehensive income (loss)		3	(1)	3
Total comprehensive income		33	41	32
Cash dividends received by the Company		$ 4	$ 4	$ 6
Borçelik
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	45.33%	45.33%
Proportion of voting rights held in joint venture		48.01%	45.33%	45.33%
Current assets		$ 519	$ 519
Cash and cash equivalents		67	7
Non-current assets		282	296
Current liabilities		398	357
Trade and other payables and provisions, current		263	244
Non-current liabilities		49	46
Trade and other payables and provisions, non-current		0	0
Total net assets/(liabilities)		354	412
Company's share of net assets		177	187
Adjustments for differences in accounting policies and other		(32)	(30)
Carrying amount in the statements of financial position		145	157
Revenue		1,328	1,234	$ 845
Depreciation and amortization		(22)	(22)	(20)
Interest income		2	1	1
Interest expense		(20)	(12)	(7)
Income tax benefit (expense)		(18)	(20)	(28)
Profit or loss from continuing operations		6	65	75
Other comprehensive income (loss)		1	(1)	0
Total comprehensive income		7	64	75
Cash dividends received by the Company		34	30	$ 16
Deferred tax liabilities		$ 43	$ 40
Proportion of ownership in joint venture, based on shares issued		45.33%
Proportion of ownership in joint venture, based on outstanding shares		50.00%
Macsteel
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			50.00%	50.00%
Proportion of voting rights held in joint venture			50.00%	50.00%
Current assets			$ 739
Cash and cash equivalents			95
Non-current assets			389
Current liabilities			404
Trade and other payables and provisions, current			235
Non-current liabilities			43
Trade and other payables and provisions, non-current			3
Total net assets/(liabilities)			681
Company's share of net assets			341
Adjustments for differences in accounting policies and other			(3)
Carrying amount in the statements of financial position			338
Revenue			2,775	$ 2,353
Depreciation and amortization			(1)	(1)
Interest income			14	12
Interest expense			(10)	(9)
Income tax benefit (expense)			(5)	(4)
Profit or loss from continuing operations			31	15
Other comprehensive income (loss)			2	10
Total comprehensive income			33	25
Cash dividends received by the Company			$ 0	$ 0
Baffinland
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture				44.54%
Proportion of voting rights held in joint venture				44.54%
Revenue				$ 116
Depreciation and amortization				(3)
Interest income				0
Interest expense				(20)
Income tax benefit (expense)				(26)
Profit or loss from continuing operations				(43)
Other comprehensive income (loss)				0
Total comprehensive income				(43)
Cash dividends received by the Company				$ 0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Macsteel
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Impairment charges	$ 132	$ 132
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment	$ 142